RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances	$ 51	¥ 374	¥ 575	$ 143	¥ 1,014	¥ 1,171
Housing subsidies	1	6	7	2	16	16
Contribution to pension plans	3	25	28	9	64	65
Total Compensation of key management personnel	$ 55	¥ 405	¥ 610	$ 154	¥ 1,094	¥ 1,252